Warrant Liability - Schedule of Assumptions Used (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Series B Preferred Stock Warrants [Member]
Risk-free interest rate		2.57%
Expected term (in years)		6 years 6 months
Expected volatility		74.80%
Expected dividend yield		0.00%
Fair value per share of underlying shares		$ 4.98
Series C1 Preferred Stock Warrants
Risk-free interest rate		2.57%
Expected term (in years)		6 years 6 months
Expected volatility		74.80%
Expected dividend yield		0.00%
Fair value per share of underlying shares		$ 4.21
Warrants On Series B-3 Preferred Stock [Member]
Risk-free interest rate	1.73%
Expected term (in years)	5 years 6 months
Expected volatility	71.10%
Expected dividend yield	0.00%
Fair value per share of underlying shares	$ 1.40